United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-3266

(Investment Company Act File Number)

Federated Government Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 02/28/19

Date of Reporting Period: Six months ended 08/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
August 31, 2018
Share Class | Ticker	A | FGOAX	C | FGOCX	F | FGOIX

Federated Government Income Securities, Inc.
Fund Established 1986

Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from March 1, 2018 through August 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At August 31, 2018, the Fund's portfolio composition1 was as follows:
Type of Investments	Percentage of Total Net Assets
U.S. Government Agency Mortgage-Backed Securities	49.4%
U.S. Treasury Securities	25.1%
U.S. Government Agency Securities	12.4%
U.S. Government Agency Commercial Mortgage-Backed Securities	4.6%
Securities Lending Collateral[2]	3.8%
Asset-Backed Securities	3.5%
Non-Agency Mortgage-Backed Securities	2.5%
Cash Equivalents[3]	2.6%
Other Assets and Liabilities—Net[4]	(3.9)%
TOTAL	100.0%
1	See the Fund's Prospectus and Statement of Additional Information for a description of the types of securities in which the Fund invests.
2	Represents cash collateral received for portfolio securities on loan that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements.
3	Cash Equivalents include any investment in money market mutual funds and/or overnight repurchase agreements other than those representing cash collateral for securities lending.
4	Assets, other than investments in securities less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
August 31, 2018 (unaudited)
Principal Amount		Value
	U.S. TREASURY—25.1%
	U.S. Treasury Bonds—7.7%
$600,000	2.250%, 8/15/2046	$512,241
1,750,000	2.500%, 2/15/2045	1,582,163
1,000,000	2.500%, 5/15/2046	901,129
1,750,000	2.750%, 8/15/2042	1,669,551
1,525,000	2.875%, 8/15/2045	1,482,286
500,000	3.000%, 2/15/2047	497,863
2,850,000	4.375%, 5/15/2040	3,480,344
150,000	4.750%, 2/15/2037	189,053
1,250,000	6.000%, 2/15/2026	1,516,521
	TOTAL	11,831,151
	U.S. Treasury Notes—17.4%
2,000,000	1.125%, 6/30/2021	1,915,125
2,500,000	1.125%, 7/31/2021	2,390,543
500,000	1.500%, 8/15/2026	452,544
1,000,000	1.625%, 5/15/2026	917,604
1,500,000	1.875%, 1/31/2022	1,458,561
500,000	1.875%, 2/28/2022	485,877
1,000,000	1.875%, 3/31/2022	970,979
1,000,000	2.000%, 8/31/2021	979,909
3,000,000	2.000%, 2/15/2023	2,908,125
750,000	2.000%, 2/15/2025	714,658
2,000,000	2.125%, 7/31/2024	1,928,854
2,500,000	2.250%, 11/15/2024	2,423,145
1,000,000	2.250%, 8/15/2027	951,622
2,850,000	2.250%, 11/15/2027	2,708,568
2,000,000	2.375%, 1/31/2023	1,970,208
1,000,000	2.375%, 5/15/2027	963,435
1,500,000	2.500%, 3/31/2023	1,484,844
1,000,000	2.750%, 7/31/2023	1,000,521
	TOTAL	26,625,122
	TOTAL U.S. TREASURY (IDENTIFIED COST $38,734,204)	38,456,273
Semi-Annual Shareholder Report

Principal Amount			Value
		ASSET-BACKED SECURITIES—3.5%
		Auto Receivables—2.8%
$1,570,000		Capital Auto Receivables Asset Trust 2015-2, Class D, 3.160%, 11/20/2020	$1,574,159
2,650,000		Santander Drive Auto Receivables Trust 2015-2, Class D, 3.020%, 4/15/2021	2,653,384
		TOTAL	4,227,543
		Other—0.7%
355,571		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	356,010
470,814		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.090%, 10/27/2025	470,186
339,253		Sofi Consumer Loan Program Trust 2016-3, Class A, 3.050%, 12/26/2025	338,370
		TOTAL	1,164,566
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $5,384,069)	5,392,109
		GOVERNMENT AGENCIES—12.4%
		Federal Home Loan Bank System—5.0%
7,600,000	[1]	2.625%, 5/28/2020	7,600,502
		Federal Home Loan Mortgage Corporation—4.5%
7,000,000		2.375%, 1/13/2022	6,912,299
		Federal National Mortgage Association—1.5%
2,500,000		2.125%, 4/24/2026	2,356,613
		Tennessee Valley Authority Bonds—1.4%
2,200,000		2.875%, 2/1/2027	2,151,668
		TOTAL GOVERNMENT AGENCIES (IDENTIFIED COST $19,250,455)	19,021,082
		MORTGAGE-BACKED SECURITIES—49.2%
		Federal Home Loan Mortgage Corporation—19.9%
2,554,576		3.000%, 8/1/2043	2,484,297
972,619		3.000%, 5/1/2046	944,037
398,265		3.000%, 11/1/2046	385,815
3,571,862		3.000%, 1/1/2047	3,459,084
1,928,425		3.500%, 4/1/2042	1,930,825
1,518,515		3.500%, 7/1/2042	1,519,931
2,074,557		3.500%, 9/1/2043	2,075,843
2,803,992		4.000%, 12/1/2041	2,875,371
323,675		4.000%, 1/1/2042	331,915
1,152,898		4.000%, 10/1/2047	1,180,175
245,617		4.000%, 4/1/2048	250,277
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal Home Loan Mortgage Corporation—continued
$96,108	4.500%, 4/1/2024	$98,679
606,285	4.500%, 9/1/2039	636,335
444,154	4.500%, 8/1/2040	465,752
666,392	4.500%, 9/1/2040	698,797
1,166,381	4.500%, 12/1/2040	1,222,369
1,839,986	4.500%, 4/1/2041	1,928,308
389,865	4.500%, 2/1/2048	411,685
400,000	4.500%, 8/1/2048	419,826
4,637	5.000%, 7/1/2019	4,668
18,769	5.000%, 7/1/2020	18,981
1,033,281	5.000%, 1/1/2034	1,102,135
298,804	5.000%, 5/1/2034	318,871
85,942	5.000%, 1/1/2036	91,722
276,902	5.000%, 4/1/2036	295,322
188,380	5.000%, 4/1/2040	201,143
263,215	5.000%, 5/1/2040	280,964
331,780	5.000%, 7/1/2040	354,154
38,095	5.500%, 4/1/2021	38,968
201,070	5.500%, 3/1/2029	215,137
1,618,072	5.500%, 5/1/2034	1,756,238
134,346	5.500%, 11/1/2037	146,192
122,941	6.000%, 4/1/2036	136,585
4	7.000%, 9/1/2030	5
303,510	7.000%, 12/1/2031	345,153
138,512	7.000%, 1/1/2032	157,950
35,867	7.000%, 1/1/2032	40,902
94,748	7.000%, 4/1/2032	103,284
242,170	7.000%, 4/1/2032	276,379
73,256	7.000%, 4/1/2032	82,536
753,951	7.000%, 4/1/2032	857,450
177,139	7.000%, 4/1/2032	201,373
112,823	8.000%, 2/1/2031	130,421
	TOTAL	30,475,854
	Federal National Mortgage Association—28.2%
3,170,082	3.000%, 2/1/2045	3,079,153
1,516,284	3.000%, 10/1/2046	1,469,001
768,481	3.000%, 11/1/2046	744,518
1,791,048	3.000%, 1/1/2047	1,734,637
Semi-Annual Shareholder Report

Principal Amount		Value
	MORTGAGE-BACKED SECURITIES—continued
	Federal National Mortgage Association—continued
$520,077	3.000%, 1/1/2047	$503,696
261,357	3.000%, 2/1/2047	253,698
1,674,488	3.500%, 4/1/2026	1,695,514
3,301,527	3.500%, 8/1/2042	3,303,961
2,906,264	3.500%, 8/1/2043	2,908,861
1,814,671	3.500%, 9/1/2046	1,812,323
978,315	3.500%, 1/1/2048	973,839
1,151,361	3.500%, 1/1/2048	1,146,093
557,326	4.000%, 2/1/2041	571,535
1,486,668	4.000%, 12/1/2041	1,524,571
1,417,206	4.000%, 3/1/2042	1,455,552
1,156,868	4.000%, 4/1/2042	1,186,182
371,807	4.000%, 2/1/2048	380,385
247,852	4.000%, 2/1/2048	252,506
1,500,000	4.000%, 9/1/2048	1,527,930
138,958	4.500%, 12/1/2019	139,432
172,364	4.500%, 10/1/2040	180,557
879,481	4.500%, 4/1/2041	921,835
2,717,794	4.500%, 12/1/2041	2,846,130
392,212	4.500%, 3/1/2048	413,980
394,685	4.500%, 5/1/2048	410,116
35,308	5.000%, 12/1/2023	36,577
665,699	5.000%, 7/1/2034	710,033
1,477,044	5.000%, 6/1/2048	1,561,530
449,455	5.000%, 7/1/2048	475,164
1,398,153	5.000%, 7/1/2048	1,478,127
992,068	5.000%, 7/1/2048	1,048,814
799,310	5.000%, 8/1/2048	845,030
2,236,160	5.000%, 8/1/2048	2,364,068
319,048	5.500%, 9/1/2034	347,639
221,667	5.500%, 1/1/2036	241,440
189,543	5.500%, 4/1/2036	206,406
714,415	5.500%, 4/1/2036	777,384
69,557	6.000%, 10/1/2036	77,069
59,859	6.000%, 9/1/2037	66,095
230,127	6.000%, 10/1/2037	254,112
105,504	6.000%, 11/1/2037	116,574
301,445	6.000%, 11/1/2037	333,359
Semi-Annual Shareholder Report

Principal Amount			Value
		MORTGAGE-BACKED SECURITIES—continued
		Federal National Mortgage Association—continued
$161,193		7.000%, 1/1/2031	$183,546
3,181		7.000%, 3/1/2031	3,234
36,962		7.000%, 3/1/2032	42,147
212,556		7.500%, 7/1/2028	235,566
207,151		7.500%, 2/1/2030	234,835
9,416		8.000%, 2/1/2030	10,911
19,633		8.000%, 10/1/2030	22,478
		TOTAL	43,108,143
		Government National Mortgage Association—1.1%
1,500,000		4.500%, 8/20/2048	1,560,493
1,870		6.000%, 5/15/2024	1,966
11,191		7.000%, 1/15/2028	12,519
20,445		7.000%, 3/15/2028	22,872
19,285		7.000%, 10/15/2028	21,486
2,129		7.500%, 7/15/2029	2,391
5,332		7.500%, 7/15/2029	6,072
2,601		7.500%, 8/15/2029	2,945
3,568		7.500%, 9/15/2029	4,048
5,579		7.500%, 7/15/2030	6,397
19,569		7.500%, 1/15/2031	22,537
9,371		8.500%, 2/15/2030	10,369
849		11.000%, 6/15/2019	864
		TOTAL	1,674,959
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $74,244,630)	75,258,956
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Federal Home Loan Mortgage Corporation—0.2%
249,275	[2]	REMIC 3331 FC, 2.493% (1-month USLIBOR +0.430%), 6/15/2037	250,786
		Non-Agency Mortgage-Backed Securities—2.5%
168,645		Credit Suisse Mortgage Trust 2007-4, Class 4A2, 5.500%, 6/25/2037	121,203
436,201		Credit Suisse Mortgage Trust 2014-WIN2, Class A2, 3.500%, 10/25/2044	429,043
1,008,622		Credit Suisse Mortgage Trust 2015-WIN1, Class A6, 3.500%, 12/25/2044	991,452
171,045		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	168,331
619,038		Sequoia Mortgage Trust 2014-1, Class 2A5, 4.000%, 4/25/2044	626,913
Semi-Annual Shareholder Report

Principal Amount			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Non-Agency Mortgage-Backed Securities—continued
$1,594,768		Sequoia Mortgage Trust 2014-4, Class A5, 3.500%, 11/25/2044	$1,568,616
		TOTAL	3,905,558
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $4,295,291)	4,156,344
		COMMERCIAL MORTGAGE-BACKED SECURITIES—4.6%
		Agency Commercial Mortgage-Backed Securities—4.6%
1,500,000		FHLMC REMIC K015 A2, 3.230%, 7/25/2021	1,508,328
3,331,498		FHLMC REMIC K050 A1, 2.802%, 1/25/2025	3,291,060
2,227,612		FHLMC REMIC K720 A1, 2.316%, 11/25/2021	2,201,810
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $7,188,507)	7,001,198
		REPURCHASE AGREEMENT—3.8%
5,754,000	[3]	Interest in $898,000,000 joint repurchase agreement 1.97%, dated 8/31/2018 under which Bank of America, N.A. will repurchase securities provided as collateral for $898,196,562 on 9/04/2018. The securities provided as collateral at the end of the period held with BNY Mellon as tri-party agent, were government securities with various maturities to 6/20/2046 and the market value of those underlying securities was $916,160,494. (AT COST 5,754,000)	5,754,000
		INVESTMENT COMPANY—2.6%
4,062,026		Federated Government Obligations Fund, Premier Shares, 1.86%[4] (AT AMORTIZED COST)	4,062,026
		TOTAL INVESTMENT IN SECURITIES-103.9% (IDENTIFIED COST $158,913,182)[5]	159,101,988
		OTHER ASSETS AND LIABILITIES—NET-(3.9)%[6]	(5,995,808)
		TOTAL NET ASSETS—100%	$153,106,180
Semi-Annual Shareholder Report

Affiliated fund holdings are investment companies which are managed by Federated Investment Management Company (the “Adviser”) or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended August 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 2/28/2018	5,796,644
Purchases/Additions	23,955,310
Sales/Reductions	(25,689,928)
Balance of Shares Held 8/31/2018	4,062,026
Value	$4,062,026
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$25,452
1	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
2	Floating/variable note with current rate and current maturity or next reset date shown.
3	All or a portion of this security is held as collateral for securities lending.
4	7-day net yield.
5	The cost of investments for federal tax purposes amounts to $158,909,759.
6	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at August 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of August 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
U.S Treasuries	$—	$38,456,273	$—	$38,456,273
Asset-Backed Securities	—	5,392,109	—	5,392,109
Government Agencies	—	19,021,082	—	19,021,082
Mortgage-Backed Securities	—	75,258,956	—	75,258,956
Collateralized Mortgage Obligations	—	4,156,344	—	4,156,344
Commercial Mortgage-Backed Securities	—	7,001,198	—	7,001,198
Repurchase Agreements	—	5,754,000	—	5,754,000
Investment Company	4,062,026	—	—	4,062,026
TOTAL SECURITIES	$4,062,026	$155,039,962	$—	$159,101,988
The following acronyms are used throughout this portfolio:
FHLMC	—Federal Home Loan Mortgage Corporation
LIBOR	—London Interbank Offered Rate
REMIC	—Real Estate Mortgage Investment Conduit
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.57	$8.79	$9.00	$9.06	$8.95	$9.23
Income From Investment Operations:
Net investment income (loss)	0.09[1]	0.16[1]	0.18[1]	0.19[1]	0.20[1]	0.19[1]
Net realized and unrealized gain (loss)	(0.03)	(0.20)	(0.20)	(0.05)	0.13	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(0.04)	(0.02)	0.14	0.33	(0.07)
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.19)	(0.20)	(0.22)	(0.21)
Net Asset Value, End of Period	$8.54	$8.57	$8.79	$9.00	$9.06	$8.95
Total Return[2]	0.72%	(0.53)%	(0.26)%	1.60%	3.69%	(0.70)%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%	1.00%	0.99%	0.99%	0.99%
Net investment income	2.08%[3]	1.81%	1.99%	2.11%	2.23%	2.11%
Expense waiver/reimbursement[4]	0.25%[3]	0.23%	0.19%	0.19%	0.18%	0.17%
Supplemental Data:
Net assets, end of period (000 omitted)	$32,032	$37,591	$39,867	$42,284	$45,016	$49,612
Portfolio turnover	21%	28%	36%	36%	47%	89%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	28%	31%	30%	24%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.58	$8.80	$9.00	$9.07	$8.95	$9.23
Income From Investment Operations:
Net investment income (loss)	0.06[1]	0.09[1]	0.11[1]	0.12[1]	0.13[1]	0.12[1]
Net realized and unrealized gain (loss)	(0.03)	(0.20)	(0.19)	(0.06)	0.14	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.03	(0.11)	(0.08)	0.06	0.27	(0.14)
Less Distributions:
Distributions from net investment income	(0.06)	(0.11)	(0.12)	(0.13)	(0.15)	(0.14)
Net Asset Value, End of Period	$8.55	$8.58	$8.80	$9.00	$9.07	$8.95
Total Return[2]	0.33%	(1.29)%	(0.91)%	0.73%	3.02%	(1.46)%
Ratios to Average Net Assets:
Net expenses	1.76%[3]	1.76%	1.76%	1.75%	1.75%	1.75%
Net investment income	1.32%[3]	1.03%	1.23%	1.34%	1.47%	1.35%
Expense waiver/reimbursement[4]	0.24%[3]	0.22%	0.18%	0.18%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$3,788	$6,065	$10,610	$13,377	$11,753	$9,872
Portfolio turnover	21%	28%	36%	36%	47%	89%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	28%	31%	30%	24%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class F Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 8/31/2018	Year Ended February 28 or 29,
		2018	2017	2016	2015	2014
Net Asset Value, Beginning of Period	$8.55	$8.77	$8.98	$9.04	$8.93	$9.21
Income From Investment Operations:
Net investment income (loss)	0.09[1]	0.16[1]	0.18[1]	0.19[1]	0.20[1]	0.19[1]
Net realized and unrealized gain (loss)	(0.03)	(0.20)	(0.20)	(0.05)	0.13	(0.26)
TOTAL FROM INVESTMENT OPERATIONS	0.06	(0.04)	(0.02)	0.14	0.33	(0.07)
Less Distributions:
Distributions from net investment income	(0.09)	(0.18)	(0.19)	(0.20)	(0.22)	(0.21)
Net Asset Value, End of Period	$8.52	$8.55	$8.77	$8.98	$9.04	$8.93
Total Return[2]	0.72%	(0.52)%	(0.26)%	1.61%	3.69%	(0.70)%
Ratios to Average Net Assets:
Net expenses	1.00%[3]	1.00%	1.00%	0.99%	0.99%	0.99%
Net investment income	2.08%[3]	1.80%	2.00%	2.11%	2.23%	2.12%
Expense waiver/reimbursement[4]	0.24%[3]	0.23%	0.19%	0.18%	0.17%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$117,286	$126,767	$147,860	$166,148	$183,981	$205,088
Portfolio turnover	21%	28%	36%	36%	47%	89%
Portfolio turnover (excluding purchases and sales from dollar-roll transactions)	21%	28%	31%	30%	24%	30%
1	Per share numbers have been calculated using the average shares method.
2	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
3	Computed on an annualized basis.
4	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
August 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $4,062,026 of investment in an affiliated holding (identified cost $158,913,182)		$159,101,988
Income receivable		545,483
Receivable for investments sold		3,243,976
Receivable for shares sold		41,078
TOTAL ASSETS		162,932,525
Liabilities:
Payable for investments purchased	$3,210,401
Payable for collateral due to broker for securities lending	5,754,000
Payable for shares redeemed	644,510
Income distribution payable	87,120
Payable for investment adviser fee (Note 5)	1,468
Payable for administrative fees (Note 5)	338
Payable for Directors'/Trustees' fees (Note 5)	249
Payable for distribution services fee (Note 5)	2,706
Payable for other service fees (Notes 2 and 5)	36,092
Accrued expenses (Note 5)	89,461
TOTAL LIABILITIES		9,826,345
Net assets for 17,954,387 shares outstanding		$153,106,180
Net Assets Consist of:
Paid-in capital		$156,123,652
Net unrealized appreciation		188,806
Accumulated net realized loss		(3,217,021)
Undistributed net investment income		10,743
TOTAL NET ASSETS		$153,106,180
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($32,032,142 ÷ 3,749,983 shares outstanding), $0.001 par value, 500,000,000 shares authorized	$8.54
Offering price per share (100/95.50 of $8.54)	$8.94
Redemption proceeds per share	$8.54
Class C Shares:
Net asset value per share ($3,788,280 ÷ 443,069 shares outstanding), $0.001 par value, 300,000,000 shares authorized	$8.55
Offering price per share	$8.55
Redemption proceeds per share (99.00/100 of $8.55)	$8.46
Class F Shares:
Net asset value per share ($117,285,758 ÷ 13,761,335 shares outstanding), $0.001 par value, 400,000,000 shares authorized	$8.52
Offering price per share (100/99.00 of $8.52)	$8.61
Redemption proceeds per share (99.00/100 of $8.52)	$8.43
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended August 31, 2018 (unaudited)
Investment Income:
Interest			$2,488,443
Dividends received from affiliated holdings*			25,452
TOTAL INCOME			2,513,895
Expenses:
Investment adviser fee (Note 5)		$489,425
Administrative fee (Note 5)		65,378
Custodian fees		8,060
Transfer agent fee		115,525
Directors'/Trustees' fees (Note 5)		4,082
Auditing fees		14,921
Legal fees		5,132
Portfolio accounting fees		63,891
Distribution services fee (Note 5)		20,958
Other service fees (Notes 2 and 5)		198,018
Share registration costs		28,126
Printing and postage		16,232
Miscellaneous (Note 5)		9,916
TOTAL EXPENSES		1,039,664
Waiver and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(196,741)
Reimbursement of other operating expenses (Notes 2 and 5)	(3,444)
TOTAL WAIVER AND REIMBURSEMENTS		(200,185)
Net expenses			839,479
Net investment income			1,674,416
Realized and Unrealized Gain (Loss) on Investments:
Net realized loss on investments			(767,105)
Net change in unrealized depreciation of investments			210,295
Net realized and unrealized loss on investments			(556,810)
Change in net assets resulting from operations			$1,117,606
*	See information listed after the Fund's Portfolio of Investments.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 8/31/2018	Year Ended 2/28/2018
Increase (Decrease) in Net Assets
Operations:
Net investment income	$1,674,416	$3,314,313
Net realized loss	(767,105)	(65,100)
Net change in unrealized appreciation/depreciation	210,295	(3,963,831)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	1,117,606	(714,618)
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(359,305)	(780,653)
Class B Shares*	—	(17,245)
Class C Shares	(37,026)	(99,375)
Class F Shares	(1,296,498)	(2,794,953)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(1,692,829)	(3,692,226)
Share Transactions:
Proceeds from sale of shares	2,978,617	11,886,036
Net asset value of shares issued to shareholders in payment of distributions declared	1,180,860	2,565,933
Cost of shares redeemed	(20,901,728)	(39,975,448)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(16,742,251)	(25,523,479)
Change in net assets	(17,317,474)	(29,930,323)
Net Assets:
Beginning of period	170,423,654	200,353,977
End of period (including undistributed net investment income of $10,743 and $29,156, respectively)	$153,106,180	$170,423,654
*	Effective February 2, 2018 Class B shares were converted into Class A Shares.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
August 31, 2018 (unaudited)
1. ORGANIZATION
Federated Government Income Securities, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund offers three classes of shares: Class A Shares, Class C Shares and Class F Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income.
On February 2, 2018, Class B Shares were converted into the Fund's existing Class A Shares at the close of business pursuant to a Plan of Conversion approved by the Fund's Board of Directors (the “Directors”). The conversion occurred on a tax-free basis. The cash value of a shareholder's investment was not changed as a result of the share class conversion. No action was required by shareholders to effect the conversion.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Directors.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Semi-Annual Shareholder Report

Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, the Adviser and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. The Fund may hold securities that are valued on the basis of prices provided by a single pricing source, including dealers from whom the securities were purchased. These securities may be less liquid and the price realized upon a sale may be different than the price used to value the security. The Fund may classify these securities as having a Level 3 valuation due to a lack of observable market transactions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
Semi-Annual Shareholder Report

The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Positive or negative inflation adjustments on Treasury Inflation-Protected Securities (TIPS) are included in interest income. Distributions of net investment income, if any, are declared and paid monthly. Amortization/accretion of premium and discount is included in investment income. Gains and losses realized on principal payment of mortgage-backed securities (paydown gains and losses) are classified as part of investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursements of $200,185 is disclosed in various locations in this Note 2 and Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares, Class C Shares and Class F Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. In addition, unaffiliated third-party financial intermediaries may waive other service fees. This waiver can be modified or terminated at any time. For the six months ended August 31, 2018, other service fees for the Fund were as follows:
	Other Service Fees Incurred	Other Service Fees Reimbursed
Class A Shares	$42,883	$(1,559)
Class C Shares	6,986	—
Class F Shares	148,149	(1,885)
TOTAL	$198,018	$(3,444)
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended August 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of August 31, 2018, tax years 2015 through 2018 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
The Fund may transact in To Be Announced Securities (TBAs). As with other delayed-delivery transactions, a seller agrees to issue TBAs at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms such as issuer, interest rate and terms of underlying mortgages. The Fund records TBAs on the trade date utilizing information associated with the specified terms of the transaction as opposed to the specific mortgages. TBAs are marked to market daily and begin earning interest on the settlement date. Losses may occur due to the fact that the actual underlying mortgages received may be less favorable than those anticipated by the Fund.
Dollar-Roll Transactions
The Fund engages in dollar-roll transactions in which the Fund sells mortgage-backed securities with a commitment to buy similar (same type, coupon and maturity), but not identical mortgage-backed securities on a future date. Both securities involved are TBA mortgage-backed securities. The Fund treats dollar-roll transactions as purchases and sales. Dollar-rolls are subject to interest rate risks and credit risks.
Futures Contracts
The Fund purchases and sells financial futures contracts to manage duration risk and yield curve risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account a specified amount of cash or U.S. government securities, which is shown as Restricted cash in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At August 31, 2018, the Fund had no outstanding futures contracts.
Semi-Annual Shareholder Report

Securities Lending
The Fund participates in a securities lending program providing for the lending of government securities to qualified brokers. The term of the loans within the program is one year or less. The Fund normally receives cash collateral for securities loaned that may be invested in affiliated money market funds, other money market instruments and/or repurchase agreements. Investments in money market funds may include funds with a “floating” NAV that can impose redemption fees and liquidity gates, impose certain operational impediments to investing cash collateral, and, if the investee fund's NAV decreases, result in the Fund recognizing losses and being required to cover the decrease in the value of the cash collateral. Collateral is maintained at a minimum level of 100% of the market value of investments loaned, plus interest, if applicable. In accordance with the Fund's securities lending agreement, the market value of securities on loan is determined each day at the close of business and any additional collateral required to cover the value of securities on loan is delivered to the Fund on the next business day. Earnings on collateral are allocated between the borrower of the security, the securities lending agent, as a fee for its services under the program, and the Fund, according to agreed-upon rates.
Securities lending transactions are subject to Master Netting Agreements. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As indicated below, the cash collateral received by the Fund exceeds the market value of the securities loaned reducing the net settlement amount to zero. The chart below identifies the amount of collateral received as well as the market value of securities on loan. Additionally, the securities lending agreement executed by the Fund includes an indemnification clause. This clause stipulates that the borrower will reimburse the Fund for any losses as a result of any failure of the borrower to return equivalent securities to the Fund.
As of August 31, 2018, securities subject to this type of arrangement and related collateral were as follows:
Market Value of Securities Loaned	Market Value of Collateral
$5,600,370	$5,754,000
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Semi-Annual Shareholder Report

Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize capital stock activity:
	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	302,335	$2,580,438	1,050,351	$9,212,789
Shares issued to shareholders in payment of distributions declared	35,339	302,363	73,486	644,424
Shares redeemed	(972,890)	(8,323,469)	(1,273,864)	(11,171,297)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(635,216)	$(5,440,668)	(150,027)	$(1,314,084)

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class B Shares:	Shares	Amount	Shares	Amount
Shares sold	—	$—	30	$268
Shares issued to shareholders in payment of distributions declared	—	—	1,926	16,894
Shares redeemed	—	—	(231,935)	(2,012,311)
NET CHANGE RESULTING FROM CLASS B SHARE TRANSACTIONS	—	$—	(229,979)	$(1,995,149)

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	4,677	$40,035	65,719	$578,624
Shares issued to shareholders in payment of distributions declared	4,038	34,574	10,468	91,967
Shares redeemed	(272,511)	(2,329,047)	(575,202)	(5,046,388)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(263,796)	$(2,254,438)	(499,015)	$(4,375,797)
Semi-Annual Shareholder Report

	Six Months Ended 8/31/2018		Year Ended 2/28/2018
Class F Shares:	Shares	Amount	Shares	Amount
Shares sold	41,962	$358,144	238,614	$2,094,355
Shares issued to shareholders in payment of distributions declared	98,876	843,923	207,115	1,812,648
Shares redeemed	(1,200,892)	(10,249,212)	(2,481,785)	(21,745,452)
NET CHANGE RESULTING FROM CLASS F SHARE TRANSACTIONS	(1,060,054)	$(9,047,145)	(2,036,056)	$(17,838,449)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,959,066)	$(16,742,251)	(2,915,077)	$(25,523,479)
4. FEDERAL TAX INFORMATION
At August 31, 2018, the cost of investments for federal tax purposes was $158,909,759. The net unrealized appreciation of investments for federal tax purposes was $192,229. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $2,025,674 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,833,445.
At February 28, 2018, the Fund had a capital loss carryforward of $1,646,853 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Short-Term	Long-Term	Total
$(1,131,887)	$(514,966)	$(1,646,853)
At February 28, 2018, for federal income tax purposes, the Fund had $680,856 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.60% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, the Adviser voluntarily waived $195,785 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended August 31, 2018, the Adviser reimbursed $956.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended August 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$20,958
Semi-Annual Shareholder Report

When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended August 31, 2018, FSC retained $918 of fees paid by the Fund. For the six months ended August 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Directors.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended August 31, 2018, FSC retained $786 and $14 in sales charges from the sale of Class A Shares and Class F Shares, respectively. FSC also retained $2,443 of CDSC relating to redemptions of Class F Shares.
Other Service Fees
For the six months ended August 31, 2018, FSSC received $8,361 and reimbursed $3,444 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, line of credit expenses, extraordinary expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Class F Shares (after the voluntary waivers and/or reimbursements) will not exceed 0.99%, 1.75% and 0.99% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) May 1, 2019; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended August 31, 2018, were as follows:
Purchases	$—
Sales	$17,330,865
Semi-Annual Shareholder Report

7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of August 31, 2018, the Fund had no outstanding loans. During the six months ended August 31, 2018, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (SEC), the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of August 31, 2018, there were no outstanding loans. During the six months ended August 31, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2018 to August 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 3/1/2018	Ending Account Value 8/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$1,007.20	$5.06
Class C Shares	$1,000	$1,003.30	$8.89
Class F Shares	$1,000	$1,007.20	$5.06
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,020.20	$5.09
Class C Shares	$1,000	$1,016.30	$8.94
Class F Shares	$1,000	$1,020.20	$5.09
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.00%
Class C Shares	1.76%
Class F Shares	1.00%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2018
Federated Government Income Securities, Inc. (the “Fund”)
At its meetings in May 2018, the Fund's Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties included specified responsibilities relating to the process by which advisory fees are to be charged to a fund advised by Federated Investment Management Company (the “Adviser”) or its affiliates (collectively, “Federated”) (each, a “Federated fund”). The Senior Officer's responsibilities included preparing and furnishing to the Board an annual independent written evaluation that covered topics discussed below. In December 2017, the Senior Officer position was eliminated. Notwithstanding the elimination of the Senior Officer position, at the request of the Independent Directors, the Fund's Chief Compliance Officer (the CCO) furnished to the Board in advance of its May 2018 meetings an independent written evaluation covering substantially the same topics that had been covered in the Senior Officer's written evaluation in prior years. The Board considered the CCO's independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund's management fee and in deciding to approve the continuation of the investment advisory contract. Consistent with the former Senior Officer position, the CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in making its decision. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including
Semi-Annual Shareholder Report

research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the Adviser or its affiliates for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (SEC) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated on matters relating to the Federated funds. The Independent Directors were assisted in their deliberations by independent legal counsel.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings at which the Board's formal approval of the advisory and subadvisory contracts occurred. In this regard, Federated provided much of this information at each regular meeting of the Board, and furnished additional information specifically in connection with the May meetings. In the months preceding the May meetings, the Board requested and reviewed written materials prepared by Federated in response to requests on behalf of the Independent Directors encompassing a wide variety of topics. At the May meetings, in addition to meeting in separate sessions of the Independent Directors without management present, senior management of the Adviser also met with the Independent Directors and their counsel to discuss the materials presented and such additional matters as the Independent Directors deemed reasonably necessary to evaluate the advisory and subadvisory contracts. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose.
The Board's consideration of the investment advisory contract included review of the CCO Fee Evaluation Report, accompanying data and additional information covering the following matters, among others: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the
Semi-Annual Shareholder Report

reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated using data supplied by independent fund ranking organizations (the “Peer Group”). The Board received a description of the composition and methodology used to select the Peer Group. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
Semi-Annual Shareholder Report

The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund's fee rates relative to its Peer Group. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant Peer Group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the CCO reviewed the fees charged by Federated for providing advisory services to products other than the Federated funds (e.g., institutional and separate accounts and third-party unaffiliated mutual funds for which Federated serves as sub-adviser) (referenced to as “Comparable Funds/Accounts”). With respect to Comparable Funds/Accounts other than third-party mutual funds, the CCO concluded that they are inherently different products. Those differences include, but are not limited to, different types of targeted investors; different applicable laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, as well as personnel in the Funds Financial Services, Legal, Compliance and Risk Management departments, in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk associated with management and a variety of different costs. The CCO also reviewed the differences in the nature of the services required for Federated to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution's mutual fund, and that Federated generally performs significant additional services and assumes substantially greater risk in managing the Fund and other Federated funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The CCO did not consider the fees for providing advisory services to Comparable Funds/Accounts to be determinative in judging the appropriateness of the Federated funds' advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser's ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources provided to the Fund by the Adviser, including the Adviser's commitment to
Semi-Annual Shareholder Report

respond to rulemaking initiatives of the SEC. The Fund's ability to deliver competitive performance when compared to its Peer Group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The CCO also reviewed information regarding the performance of other mutual funds in the Peer Group, noting the CCO's view that comparisons to fund peer groups may be helpful, though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within a Peer Group.
For the one-year, three-year and five-year periods covered by the CCO Fee Evaluation Report, the Fund's performance was above the median of the relevant Peer Group.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator and distributor). In this regard, the Board considered that certain Federated subsidiaries provide distribution and shareholder services to the Federated funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a Federated fund to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated fund investors and/or indicated to the Board their intention to do so in the future. Moreover,
Semi-Annual Shareholder Report

the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain Federated funds in response to the CCO's recommendations.
Federated furnished information, requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO. The CCO noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated fund and may produce unintended consequences. The allocation information, including the CCO's view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board.
The Board and the CCO also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. In this regard, the CCO concluded that Federated's profit margins did not appear to be excessive. The CCO also noted that Federated appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Fund.
The CCO Fee Evaluation Report also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be shared with the Federated fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale with shareholders. The Board also considered that such waivers and reimbursements can provide protection from an increase in expenses if a Federated fund's assets decline. Federated, as it does throughout the year, and specifically in connection with the Board's review of the advisory and subadvisory contracts, furnished information relative to revenue sharing or adviser-paid fees. Federated and the CCO noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. The Board also noted the absence of any applicable
Semi-Annual Shareholder Report

regulatory or industry guidelines on this subject, which (as discussed in the CCO Fee Evaluation Report) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
The CCO stated that his observations and the information accompanying the CCO Fee Evaluation Report supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Fund's investment advisory contract. The CCO also recognized that the Board's evaluation of the Federated funds' advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated funds.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its view that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Government Income Securities, Inc.
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 313912206
CUSIP 313912404
CUSIP 313912107
8092706 (10/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Government Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date October 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date October 24, 2018